Barrett Growth Fund
Schedule of Investments
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 97 .23%
Administrative and Support Services — 1 .77%
Fair Isaac Corp. (a) 500 $ 452,295
Banks — 2 .46%
JPMorgan Chase & Co. 4,300 629,219
Capital Markets — 0 .55%
BlackRock, Inc. 200 140,108
Chemical Manufacturing — 7 .66%
Merck & Co., Inc. 4,000 435,920
Regeneron Pharmaceuticals, Inc. (a) 875 723,179
Zoetis, Inc. 4,200 800,142
1,959,241
Chemicals — 2 .16%
Ecolab, Inc. 3,000 551,430
Clothing and Clothing Accessories Stores — 4 .34%
TJX Cos., Inc. 12,000 1,109,760
Commercial Services & Supplies — 3 .32%
Tetra Tech, Inc. 5,400 849,690
Computer and Electronic Product Manufacturing — 18 .44%
Alphabet, Inc. - Class C (a) 8,500 1,167,475
Danaher Corp. 2,750 728,750
NVIDIA Corp. 4,700 2,319,685
Thermo Fisher Scientific, Inc. 900 501,390
4,717,300
Electrical Equipment — 1 .64%
EnerSys 4,000 419,920
Entertainment — 1 .64%
Walt Disney Co. (a) 5,000 418,400
Food & Staples Retailing — 4 .35%
Costco Wholesale Corp. 2,025 1,112,292
Health Care Equipment & Supplies — 2 .77%
Stryker Corp. 2,500 708,875
Hotels, Restaurants & Leisure — 4 .84%
McDonald's Corp. 2,500 702,875
Starbucks Corp. 5,500 535,920
1,238,795

Barrett Growth Fund
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 97.23% (Continued)
Insurance Carriers and Related Activities — 6 .18%
Progressive Corp. 6,500 $ 867,555
UnitedHealth Group, Inc. 1,500 714,870
1,582,425
IT Services — 10 .97%
Accenture PLC - Class A 3,000 971,310
PayPal Holdings, Inc. (a) 5,750 359,432
Visa, Inc. - Class A 6,000 1,474,080
2,804,822
Motor Vehicle and Parts Dealers — 1 .48%
AutoZone, Inc. (a) 150 379,700
Nonstore Retailers — 3 .78%
Amazon.com, Inc. (a) 7,000 966,070
Other Financial Investment Activities — 4 .34%
Ares Management Corp. 10,750 1,111,980
Publishing Industries (Except Internet) — 1 .97%
Adobe, Inc. (a) 900 503,406
Software — 7 .06%
Microsoft Corp. 4,600 1,507,696
Roper Technologies, Inc. 600 299,436
1,807,132
Technology Hardware, Storage & Peripherals — 5 .51%
Apple, Inc. 7,500 1,409,025
TOTAL COMMON STOCKS (Cost $7,077,800) 24,871,885
REAL ESTATE INVESTMENT TRUSTS — 0 .79%
Real Estate — 0 .79%
Crown Castle, Inc. 2,000 201,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $273,961) 201,000
MONEY MARKET FUNDS — 0 .95%
Fidelity Government Portfolio - Institutional Class, 5.210% (b) 243,305 243,305
TOTAL MONEY MARKET FUNDS (Cost $243,305) 243,305
Total Investments (Cost $7,595,066) — 98.97% 25,316,190
Other Assets in Excess of Liabilities — 1.03% 266,265
TOTAL NET ASSETS — 100.00% $ 25,582,455
Percentages are stated as a percent of net assets.

Barrett Growth Fund
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
PLC
Public Limited Company
(a) Non-income producing security.
(b) The rate shown represents the seven-day yield as of August 31, 2023.

Notes to Schedule of Investments
August 31, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Notes to Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2023:
Barrett Growth Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 24,871,885 $ – $ – $ 24,871,885
Real Estate Investment Trusts 201,000 – – 201,000
Total Equity Securities 25,072,885 – – 25,072,885
Money Market Funds 243,305 – – 243,305
Total Investments in Securities $ 25,316,190 $ – $ – $ 25,316,190
(1) See the Schedule of Investments for industry classifications.